Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (4,128,941)	$ (3,324,917)	$ (5,941,457)	$ (4,732,331)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	62,014	57,867	119,627	29,891
Amortization of debt discount and debt issuance cost	853,552	544,602	1,089,204	289,367
Stock-based compensation expense	56,108	56,108	112,215	599,499
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(1,176,140)	(58,237)	19,639	(27,084)
(Increase) decrease in factor receivables	169,482	(329,784)	(424,486)	(200,357)
(Increase) in inventory	(29,232)	(84,735)	77,006	78,269
(Increase) decrease in prepaid expenses	5,500	(17,500)	32,500	(85,000)
(Increase) decrease in security deposits	8,553	(31,235)	(31,235)	(500)
Increase in accounts payable	828,609	1,093,172	1,959,692	(264,203)
Increase in accrued payroll taxes	352,325	38,428	352,105	73,829
Increase (decrease) in accrued interest	(271,821)	231,630	607,109	92,467
Increase in accrued litigation	1,192,488
Increase (decrease) in other current liabilities	(16,224)	33,366	86,873
Increase in accrued liabilities	763,877	47,282	511,740	(39,334)
Net cash used in operating activities	(1,329,850)	(1,743,953)	(1,429,468)	(4,185,487)
Cash Flows from Investing Activities:
Cash paid for purchase of property and equipment		(61,846)	(69,926)	(353,083)
Net cash used in investing activities		(61,846)	(69,926)	(353,083)
Cash Flows from Financing Activities:
Proceeds from sale of preferred stock	1,201,157			1,145,000
Cash payment for debt modification	(25,000)
Cash proceeds from advances from officer		400,000
Cash proceeds from note payable	100,000			4,210,322
Cash proceeds from loans payable, net	61,040	80,115
Bank overdraft				(9,081)
Proceeds from sale of common stock				376,661
Proceeds from notes payable - related parties			400,000	300,000
Payments of notes payable - related parties				(300,000)
Proceeds from finance company				250,000
Payments to finance company				(318,500)
Payments for debt issuance cost			(25,000)	(176,269)
Cash contribution by founders				3,225
Payment of advance from officer				(12,500)
Proceeds from short term advances				75,000
Payments on short term advances				(211,146)
Cash (payments) proceeds from loans payable			(165,188)	539,788
Net cash provided by financing activities	1,337,197	480,115	209,812	5,872,500
Net (decrease) increase in cash and cash equivalents	7,347	(1,325,684)	(1,289,582)	1,333,930
Cash, beginning of the period	44,348	1,333,930	1,333,930
Cash, end of the period	51,695	8,246	44,348	1,333,930
Supplemental disclosures of cash flow information:
Cash paid for income taxes
Cash paid for interest			466,181	487,826
Supplemental disclosures of non-cash investing and financing activities:
Issuance of preferred stock as debt issuance cost	404,524			541,772
Issuance of warrants to investors	540,429
Issuance of warrants as compensation for capital raise	$ 27,021			109,965
Settlement of debt by issuance of common shares				$ 500,000